BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES - Transactions with companies (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties
Revenues			$ 3
Programming costs
Disclosure of transactions between related parties
Operating costs	$ (1,611)	$ (1,614)	(1,480)
Editing and distribution of magazines
Disclosure of transactions between related parties
Operating costs	(558)	(363)	(407)
Advisory services
Disclosure of transactions between related parties
Operating costs	(235)	(356)	(236)
Advertising Purchases
Disclosure of transactions between related parties
Operating costs	(400)	(166)	(131)
Other purchases
Disclosure of transactions between related parties
Operating costs	(109)	(23)	(37)
Controlling Company
Disclosure of transactions between related parties
Operating costs		(99)	(95)
Finance results		20	713
Grupo Clarn S.A. | Services revenues
Disclosure of transactions between related parties
Revenues			3
Grupo Clarn S.A. | Interests on debt
Disclosure of transactions between related parties
Finance results			713
Grupo Clarn S.A. | Advisory services
Disclosure of transactions between related parties
Operating costs			(95)
Cablevision Holding S.A. | Interests on debt
Disclosure of transactions between related parties
Finance results		20
Cablevision Holding S.A. | Advisory services
Disclosure of transactions between related parties
Operating costs		(99)
Associates
Disclosure of transactions between related parties
Revenues	48	41	53
Operating costs	(24)	(19)	(12)
Finance results		(1)	(2)
La Capital Cable S.A | Services revenues
Disclosure of transactions between related parties
Revenues	11	12	12
La Capital Cable S.A | Other revenues
Disclosure of transactions between related parties
Revenues	37	29	41
La Capital Cable S.A | Fees for services
Disclosure of transactions between related parties
Operating costs	(24)	(19)	(12)
La Capital Cable S.A | Interests on debt
Disclosure of transactions between related parties
Finance results		(1)	(2)
Related party
Disclosure of transactions between related parties
Revenues	124	109	42
Operating costs	(2,913)	(2,522)	(2,291)
Other Related parties | Services revenues
Disclosure of transactions between related parties
Revenues	88	59	39
Other Related parties | Advertising sales
Disclosure of transactions between related parties
Revenues	$ 36	$ 50	$ 3